Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000190626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class R6) – including sales charge
Average Annual Return, Percent	5.47%	2.18%	2.34%
C000006363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.38%	2.11%		2.34%
C000006362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class R) – including sales charge
Average Annual Return, Percent	4.86%	1.60%		1.82%
C000006361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class C) – including sales charge
Average Annual Return, Percent	3.33%	1.10%		1.33%
C000006359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class A) – including sales charge
Average Annual Return, Percent	2.25%	1.34%		1.87%
C000212989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Oregon Fund (Class A) – including sales charge
Average Annual Return, Percent	(2.07%)	(0.22%)		1.34%
C000212988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Oregon Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	2.80%	0.96%		2.03%
Without Sales Load [Member] | C000190626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.47%	2.18%	2.34%
Without Sales Load [Member] | C000006363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.38%	2.11%		2.34%
Without Sales Load [Member] | C000006362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.86%	1.60%		1.82%
Without Sales Load [Member] | C000006361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.33%	1.10%		1.33%
Without Sales Load [Member] | C000006359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Limited-Term Diversified Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.11%	1.91%		2.15%
Without Sales Load [Member] | C000212989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Oregon Fund (Class A) – excluding sales charge
Average Annual Return, Percent	2.55%	0.71%		1.75%
Without Sales Load [Member] | C000212988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Oregon Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	2.80%	0.96%		2.03%
Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	5.35%	1.97%	2.20%	2.09%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	1.85%	2.01%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%		2.34%